Note 6 - Accrued Liabilities	12 Months Ended
Nov. 30, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued liabilities
	November 30, 2013	November 30, 2012
	$	$

Professional fees	468,986	116,179
Other	200,335	108,618
	669,321	224,797